THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATION — 7.6%

	Face Amount	Value
U.S. Treasury Bills (A)**
1.599%, 02/06/20	$3,000,000	$2,999,708

TOTAL U.S. TREASURY OBLIGATION (Cost $2,999,723)		$2,999,708

TOTAL INVESTMENTS — 7.6%
(Cost $2,999,723)		$2,999,708

Percentages are based on Net Assets of $39,289,081.
**	Security, or a portion thereof, has been pledged as collateral on open contracts.
(A)	The rate shown is the security’s effective yield at the time of purchase.

A list of the open futures contracts held by the Fund at July 31, 2020, is as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
90-Day Euro$	227	Mar-2021	$ 56,634,638	$ 56,650,688	$ 16,050
Amsterdam Index	(19)	Aug-2020	(2,487,735)	(2,432,379)	127,918
AUD/USD Currency	(12)	Sep-2020	(831,850)	(857,640)	(25,790)
Australian 10-Year Bond	183	Sep-2020	19,380,771	19,540,169	81,481
British Pound	23	Sep-2020	1,850,881	1,884,275	33,394
CAC40 10 Euro Index	50	Aug-2020	2,892,674	2,815,898	(151,276)
CAD Currency	(5)	Sep-2020	(371,825)	(373,600)	(1,775)
Canadian 10-Year Bond	20	Sep-2020	2,311,497	2,309,903	2,969
DAX Index	(8)	Sep-2020	(2,822,203)	(2,909,663)	30,734
Euro	23	Sep-2020	3,275,413	3,392,357	116,944
Euro STOXX 50	(24)	Sep-2020	(925,345)	(899,862)	47,081
Euro-BTP	41	Sep-2020	6,650,371	7,099,042	185,477
Euro-Bund	(81)	Sep-2020	(16,602,812)	(16,937,934)	(81,836)
Euro-OAT	(23)	Sep-2020	(4,373,158)	(4,571,932)	(27,674)
FTSE 100 Index	30	Sep-2020	2,347,997	2,311,634	(83,806)
FTSE MIB Index	19	Sep-2020	2,083,072	2,137,061	(31,136)
Hang Seng Index	14	Aug-2020	2,248,287	2,217,966	(30,354)
IBEX	26	Aug-2020	2,198,711	2,117,077	(142,918)
Japanese 10-Year Bond	(1)	Sep-2020	(1,450,893)	(1,439,422)	101
Japanese Yen	40	Sep-2020	4,683,719	4,729,750	46,031
Long Gilt 10-Year Bond	(51)	Oct-2020	(9,073,498)	(9,249,483)	(21,809)
Nikkei 225 Index	(12)	Sep-2020	(2,539,106)	(2,466,771)	107,949
S&P 500 Index E-MINI	(13)	Sep-2020	(2,109,238)	(2,121,276)	(12,038)
S&P TSX 60 Index	(19)	Sep-2020	(2,755,669)	(2,738,826)	17,433
SPI 200 Index	(2)	Sep-2020	(213,619)	(209,976)	4,957

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JULY 31, 2020 (Unaudited)

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
U.S. 10-Year Treasury U.S. 10-Year Treasury Notes	(62)	Sep-2020	$ (8,657,859)	$ (8,684,844)	$ (26,984)

			$ 51,343,221	$ 51,312,212	$ 181,123

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

MIB — Milano Indice di Borsa

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SPI — Share Price Index

STOXX — Eurozone Stock Index

TSX — Toronto Stock Exchange

USD — United States Dollar

The following is a list of the level of inputs used as of July 31, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$2,999,708	$—	$2,999,708

Total Investments in Securities	$—	$2,999,708	$—	$2,999,708

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$818,519	$–	$–	$818,519
Unrealized Depreciation	(637,396)	–	–	(637,396)

Total Other Financial Instruments	$181,123	$–	$–	$181,123

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0500

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